Reserves (Tables)	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Summary of Reserves

(in thousands)	Note	June 30 2024	December 31 2023

Reserves
Share purchase options	18.1	$22,106	$22,907
Restricted share units	18.2	6,874	8,006
Long-term investment revaluation reserve, net of tax	18.3	(91,166)	(71,004)

Total reserves		$(62,186)	$(40,091)

Summary of Fair Value of Share Purchase Options	The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Six Months Ended June 30

	2024	2023

Black-Scholes weighted average assumptions

Grant date share price and exercise price	Cdn$59.79	Cdn$59.41

Expected dividend yield	1.45%	1.39%

Expected volatility	30%	30%

Risk-free interest rate	4.10%	3.40%

Expected option life, in years	3.0	3.0

Weighted average fair value per option granted	Cdn$13.39	Cdn$12.89

Number of options issued during the period	305,710	316,580

Total fair value of options issued (000’s)	$ 3,022	$ 2,972

Disclosure of Information About Options Outstanding and Exercisable
The following table summarizes information about the options outstanding and exercisable at June 30, 2024:

Exercise Price (Cdn$)	Exercisable Options	Non-Exercisable Options	Total Options Outstanding	Weighted Average Remaining Contractual Life

$32.96¹	11,285	-	11,285	0.7 years

$33.47	6,100	-	6,100	0.7 years

$49.86	227,106	-	227,106	3.7 years

$54.68¹	21,250	-	21,250	3.7 years

$59.22¹	11,538	30,550	42,088	5.7 years

$59.41	79,973	165,136	245,109	5.7 years

$59.79	-	237,180	237,180	6.7 years

$60.00	138,705	72,473	211,178	4.7 years

$60.43¹	-	68,530	68,530	6.7 years

$64.27¹	19,093	12,713	31,806	4.7 years

	515,050	586,582	1,101,632	5.2 years

1)	US$ share purchase options converted to Cdn$ using the exchange rate of 1.3687, being the Cdn$/US$ exchange rate at June 30, 2024.

Disclosure of Outstanding Share Purchase Options
A continuity schedule of the Company’s outstanding share purchase options from January 1, 2023 to June 30, 2024 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2023	1,478,300	Cdn$41.37

Granted (fair value - $3 million or Cdn$12.89 per option)	316,580	59.41

Exercised	(397,636)	31.17

Forfeited	(1,300)	55.01

At March 31, 2023	1,395,944	Cdn$48.32

Exercised	(32,611)	35.77

Forfeited	(1,450)	59.69

At June 30, 2023	1,361,883	Cdn$48.43

Exercised	(58,675)	42.36

Forfeited	(33,187)	59.60

At December 31, 2023	1,270,021	Cdn$48.47

Granted (fair value - $3 million or Cdn$13.39 per option)	305,710	59.79

Exercised	(158,148)	33.20

At March 31, 2024	1,417,583	Cdn$52.75

Exercised	(311,211)	36.79

Forfeited	(4,740)	59.59

At June 30, 2024	1,101,632	Cdn$57.33

Disclosure of Restricted Share Units Reserve
A continuity schedule of the Company’s restricted share units outstanding from January 1, 2023 to June 30, 2024 is presented below:

	Number of RSUs Outstanding	Weighted Average Intrinsic Value at Date Granted

At January 1, 2023	350,206	$31.25

Granted (fair value - $4 million)	92,880	43.27

Released	(59,672)	41.64

Forfeited	(290)	43.58

At March 31, 2023	383,124	$32.54

Granted	1,110	50.26

Released	(60,155)	24.64

Forfeited	(320)	45.11

At June 30, 2023	323,759	$34.05

Forfeited	(7,423)	44.39

At December 31, 2023	316,336	$33.81

Granted (fair value - $4 million)	90,120	44.16

Released	(68,277)	43.35

At March 31, 2024	338,179	$34.64

Granted	1,010	54.55

Released	(1,217)	43.73

Forfeited	(1,043)	44.40

At June 30, 2024	336,929	$34.64

Disclosure of Long Term Investment Revaluation Reserve
A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2023 to June 30, 2024 is presented below:

(in thousands)		Change in Fair Value	Deferred Tax Recovery (Expense)	Total

At January 1, 2023		$(40,626)	$(6,624)	$(47,250)

Unrealized gain (loss) on LTIs 1		44,654	(3,954)	40,700

Reallocate reserve to retained earnings upon disposal of LTIs 1	15	990	-	990

At March 31, 2023		$5,018	$(10,578)	$(5,560)

Unrealized gain (loss) on LTIs 1		(53,083)	6,044	(47,039)

Reallocate reserve to retained earnings upon disposal of LTIs 1		(1,831)	-	(1,831)

At June 30, 2023		$(49,896)	$(4,534)	$(54,430)

Unrealized gain (loss) on LTIs 1		(18,203)	1,629	(16,574)

At December 31, 2023		$(68,099)	$(2,905)	$(71,004)

Unrealized gain (loss) on LTIs 1		(5,470)	(96)	(5,566)

At March 31, 2024		$(73,569)	$(3,001)	$(76,570)

Unrealized gain (loss) on LTIs 1		18,309	(1,327)	16,982

Reallocate reserve to retained earnings upon disposal of LTIs 1	15	(35,768)	4,190	(31,578)

At June 30, 2024		$(91,028)	$(138)	$(91,166)

1)	LTIs refers to long-term investments in common shares held.